Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 19, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	UWHARRIE CAPITAL CORP
Entity Central Index Key	0000898171
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,593,929
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 27,917,811